2600 One Commerce Square Philadelphia, PA 19103-7098 T: (215) 564-8071 F: (215) 564-8120

June 25, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
 Attn:  Ms. C. DiAngelo Fettig and Ms. J Hahn

RE:	Delaware Group Foundation Funds (the "Registrant")
Registration Statement on Form N-14 (File Number: 333-225156)

Dear Sir or Madam:

Filed herewith is Pre-Effective Amendment No. 1 (the "Amendment") to the registration statement on Form N-14 (the "Registration Statement") of the Registrant filed on May 23, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended (the "1933 Act"). The Registration Statement was filed to register Class A, Class C, Class R and Institutional Class shares of the Delaware Foundation Moderate Allocation Fund (the "Acquiring Fund"), a series of the Registrant, that will be issued to shareholders of the Delaware Foundation Conservative Allocation Fund (the "Target Fund"), a series of the Registrant, in connection with a transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, pursuant to a Plan of Reorganization, which is included in the Registration Statement.  Shareholder approval is not being requested for this matter.

The Registrant is filing this Amendment to respond to comments received from the staff of the Securities and Exchange Commission.

Filing Desk
U.S. Securities and Exchange Commission
June 25, 2018

Please contact me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099 if you have any questions or need further information.

Sincerely,

/s/ E. Taylor Brody
E. Taylor Brody